Condensed Financial Information of DHT Holdings, Inc. (parent company only), Financial Position (Details) - USD ($) $ in Thousands		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Current assets [Abstract]
Cash and cash equivalents		$ 67,356	[1],[2]	$ 94,944	[1],[2]	$ 77,292	$ 109,295
Total current assets		218,286		193,323
Investment in associate company		4,772		4,388
Total non-current assets		1,608,932		1,670,533
Total assets		1,827,218		1,863,856
Current liabilities [Abstract]
Accounts payable and accrued expenses	[1]	23,998		28,634
Current portion long term debt	[1]	100,385		93,815
Total current liabilities		130,239		123,699
Non-current liabilities [Abstract]
Long term debt	[1]	750,586		873,460
Total non-current liabilities		764,530		878,489
Total liabilities		894,768		1,002,188
Stockholders' equity [Abstract]
Stock		1,468		1,427
Treasury shares		0		(1,364)
Paid-in additional capital		1,169,537		1,145,107
Accumulated deficit		(240,165)		(285,383)
Total equity		932,449		861,668		925,892	685,011
Total liabilities and equity		1,827,218		1,863,856
Parent Company [Member]
Current assets [Abstract]
Cash and cash equivalents		22,492		17,783		$ 11,540	$ 6,043
Accounts receivable and prepaid expenses		874		374
Amounts due from related parties		62,822		36,216
Total current assets		86,188		54,372
Investments in subsidiaries		468,817		468,941
Loans to subsidiaries		526,574		563,349
Investment in associate company		201		201
Total non-current assets		995,593		1,032,491
Total assets		1,081,780		1,086,864
Current liabilities [Abstract]
Accounts payable and accrued expenses		2,416		3,733
Current portion long term debt		0		32,009
Total current liabilities		2,416		35,742
Non-current liabilities [Abstract]
Long term debt		116,568		111,968
Total non-current liabilities		116,568		111,968
Total liabilities		118,984		147,710
Stockholders' equity [Abstract]
Stock		1,468		1,427
Treasury shares		0		(1,364)
Paid-in additional capital		1,121,047		1,097,099
Accumulated deficit		(159,719)		(158,009)
Total equity		962,796		939,154
Total liabilities and equity		$ 1,081,780		$ 1,086,864

[1]	Amortized cost.
[2]	Cash and cash equivalents include $221 thousand in restricted cash in 2019 and $638 thousand in 2018, including employee withholding tax.